Supplement to the
Fidelity® Tax-Exempt Money Market Fund and Fidelity® Treasury Money Market Fund
Daily Money Class
December 30, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T shares of all Fidelity funds have been renamed Class M. “Class M” now replaces “Class T” as referenced within the prospectus.

DMFI-17-01 1.480141.136	March 27, 2017